Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of basic and diluted earnings per share
Basic and diluted earnings (loss) per share has been calculated for the years ended December 31, 2023, 2022, and 2021 as follows:

(in millions except per share amounts)	2023	2022	2021

Net income (loss) attributable to equity shareholders of the Company	$1,020	$1,448	$(250)

Weighted average ordinary shares outstanding
Basic	552	539	506
Diluted	556	552	506
Total basic and diluted earnings per share attributable to equity shareholders
Basic	$1.85	$2.69	$(0.49)
Diluted	$1.83	$2.62	$(0.49)